Other Charges - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of other charges [line items]
Provision charges		€ 107		€ 92
Other charges		235		700	€ 774
Aegon Ireland Plc [member]
Disclosure of other charges [line items]
Impairment of deferred transaction costs		36	£ 32
United Kingdom [member]
Disclosure of other charges [line items]
Loss on sale of the UK annuity portfolio				682
Poland [member]
Disclosure of other charges [line items]
Fees payable upon purchase or surrender of unit-linked policies				€ 19
Canada [member]
Disclosure of other charges [line items]
Loss on sale of Canadian life insurance					€ 774
Americas [member]
Disclosure of other charges [line items]
Loss on divestment of a block of life reinsurance business in the Americas	$ 119	105
Americas [member] | Litigation provision [member]
Disclosure of other charges [line items]
Provision charges	$ 100	€ 85